BORROWINGS Borrowings - - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Subordinated Debt		$ 321,384	$ 170,967
Debt, Weighted Average Interest Rate		4.86%	4.97%
Subordinated debt, original issue		$ 120,000
Subordinated Borrowing, Interest Rate		5.13%
Book value of FHLB collateral		$ 6,300,000
Convertible Subordinated Debt		$ 150,000
Debt Instrument, Basis Spread on Variable Rate		5.09%
Secured Debt		$ 434,982	$ 0
Long Term Debt Percentage in Basis Points		35
Federal Home Loan Bank		1.43%	1.94%
Repayments of Debt, Maturing in More than Three Months		$ 120,000
Private Placement [Member]
Debt Instrument [Line Items]
Subordinated Debt		$ 8,400
Debt, Weighted Average Interest Rate		6.00%
Long-term Debt [Member]
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate		5.25%
Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Debt		$ 49,500
Debt Instrument Maturity Period		30 years
DebtInstrumentMinimumCallablePeriod		5 years
Private Placement [Member]
Debt Instrument [Line Items]
DebtInstrumentMinimumCallablePeriod	5 years